Cover	Jan. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2026
Entity File Number	001-14053
Entity Registrant Name	Milestone Scientific Inc.
Entity Central Index Key	0000855683
Entity Tax Identification Number	13-3545623
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	220 South Orange Avenue,
Entity Address, Address Line Two	Livingston Corporate Park
Entity Address, City or Town	Livingston
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	070340
City Area Code	973
Local Phone Number	535-2717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MLSS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false